RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Amounts due to related parties

As at December 31, 2018 and 2017, the amounts due to related parties are unsecured, payable on demand which consist of the following:

	2018	2017
Advances from directors (interest at prime plus 1%)	$93,391	$104,435
Entities controlled by directors (non-interest-bearing)	88,461	29,852
	$181,852	$134,287

Amounts charged by related parties

During the years ended December 31, 2018, 2017 and 2016, the following amounts were charged by related parties.

	2018	2017	2016
Interest charged on amounts due to related parties	$4,312	$3,301	$978
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 16)	17,600	28,627	28,298
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 16)	38,279	85,186	86,044
	$90,191	$147,114	$145,320

Remuneration of directors and key management personnel	The remuneration of directors and key management personnel during the years ended December 31, 2018, 2017 and 2016 is as follows:
	2018	2017	2016
Management fees	$—	$—	$35,000